Segment information - Depreciation and impairment of property and equipment and operating lease cost relating to land use rights by segments and others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 29,260	$ 4,032	¥ 26,640	¥ 27,799
Total segments
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	25,021		24,450	25,820
Total segments | Taobao and Tmall Group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	102		464	345
Total segments | Alibaba International Digital Commerce Group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	1,137		961	712
Total segments | Cloud intelligence group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	15,911		14,335	16,589
Total segments | Cainiao Smart Logistics Network Limited
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	1,465		1,254	909
Total segments | Local Services Group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	99		113	106
Total segments | Hujing Digital Media and Entertainment Group
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	92		45	55
Total segments | All others
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 6,215		¥ 7,278	¥ 7,104